Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
Schedule of concentration of risk revenues
	Year ended December 31,
	2018	% of sales	2019	% of sales	2020	% of sales
	RMB		RMB		RMB

Huaxia Life Insurance Company Limited (“Huaxia”)	1,100,027	31.7%	882,539	23.8%	606,581	18.6%

Aeon Life Insurance Co., Ltd. (“Aeon”).	453,120	13.1%	677,707	18.3%	560,341	17.1%
Sinatay Life Insurance Co., Ltd. (“Sinatay”)	*	*	595,600	16.1%	504,489	15.4%
Evergrande Life Insurance Co., Ltd. (“Evergrande”)	*	*	*	*	339,567	10.4%
Tianan Life Insurance Co., Ltd. (“Tianan”)	704,933	20.3%	447,430	12.1%	*	*
	2,258,080	65.1%	2,603,276	70.3%	2,010,978	61.5%

*	represented less than 10% of total net revenues as of the year.

Schedule of concentration of risk accounts receivable
	As of December 31,
	2019	%	2020	%
	RMB		RMB
Sinatay	100,872	14.4%	126,820	20.7%
Huaxia	213,851	30.4%	108,232	17.7%
Aeon	*	*	106,658	17.4%
Evergrande	*	*	66,660	10.9%
	314,723	44.8%	408,370	66.7%

*	represented less than 10% of accounts receivable as of the year end.